Shareholders' Capital (Tables)	12 Months Ended
Dec. 31, 2025
Share Capital, Reserves And Other Equity Interest [Abstract]
Schedule of shareholders' capital

	Number of Common Shares (000s)	Amount
Balance, December 31, 2023	821,681	$6,527,289
Vesting of share awards	272	1,167
Common shares repurchased and cancelled	(48,363)	(390,977)
Balance, December 31, 2024	773,590	$6,137,479
Vesting of share awards	112	330
Common shares repurchased and cancelled	(8,134)	(65,247)
Balance, December 31, 2025	765,568	$6,072,562

Schedule of dividends
The following dividends were declared by Baytex during the year ended December 31, 2025:

Record Date	Payable Date	Per Share Amount	Dividend Amount
March 14, 2025	April 1, 2025	$0.0225	$17,289
June 13, 2025	July 2, 2025	0.0225	17,304
September 15, 2025	October 1, 2025	0.0225	17,326
December 15, 2025	January 2, 2026	0.0225	17,268
Total dividends declared			$69,187